Cover	Jul. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 16, 2024
Current Fiscal Year End Date	--10-31
Entity File Number	000-55398
Entity Registrant Name	Yuengling’s Ice Cream Corporation
Entity Central Index Key	0001624517
Entity Tax Identification Number	47-5386867
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8910 W.
Entity Address, Address Line Two	192nd St.
Entity Address, Address Line Three	Suite N
Entity Address, City or Town	Mokena
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60448
City Area Code	(312)
Local Phone Number	288-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001
Trading Symbol	YCRM
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false